Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Schedule of property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	149,634	149,191	21,430
Leasehold improvements	106,871	119,934	17,227
Buildings	5,547	4,466	642
Furniture and fixtures	18,334	18,339	2,634
Vehicles	6,744	15,483	2,224
Software	127,354	184,282	26,470
Others	—	2,044	294
Subtotal	414,484	493,739	70,921
Less: Accumulated depreciation	(241,030)	(325,304)	(46,727)
Property and equipment subject to depreciation	173,454	168,435	24,194
Construction in progress	13,906	54,905	7,887
Total	187,360	223,340	32,081